AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
December 28, 2016
1933 ACT FILE NO. 002-38679
1940 ACT FILE NO. 811-02064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 83	[X]

Pax World Funds Series Trust I
(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801
(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729
(Registrant’s Area Code and Telephone Number)

Joseph F. Keefe
Pax World Management LLC
30 Penhallow Street, Suite 400
 Portsmouth, New Hampshire 03801
(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.
Brian D. McCabe, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 28th day of December, 2016.

PAX WORLD FUNDS SERIES TRUST I (Registrant)

By:	/s/ JOSEPH F. KEEFE
Joseph F. Keefe
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, Chief Executive Officer	December 28, 2016
(Principal Executive Officer)

/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial	December 28, 2016
and Accounting Officer)

Adrian P. Anderson*
Adrian P. Anderson	Trustee	December 28, 2016

Cynthia Hargadon*
Cynthia Hargadon	Trustee	December 28, 2016

D’Anne Hurd*
D’Anne Hurd	Trustee	December 28, 2016

Louis F. Laucirica*
Louis F. Laucirica	Trustee	December 28, 2016

John L. Liechty*
John L. Liechty	Trustee	December 28, 2016

Laurence A. Shadek*
Laurence A. Shadek	Trustee	December 28, 2016

Nancy S. Taylor*
Nancy S. Taylor	Trustee	December 28, 2016

*By:	/s/ Maureen L. Conley

Maureen L. Conley As Attorney-in-Fact December 28, 2016

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE